FINANCIAL RISK MANAGEMENT - Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	$ 793	$ 1,034
Accounts payable	(385,877)	$ (345,727)
Canadian Dollar [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	325
Accounts payable	(115,063)
Loan	(40,000)
Total foreign currency working capital	(154,738)
US$ exchange rate at December 31, 2020	0.7854
Total foreign currency net working capital in US$	(121,531)
Impact of a 10% strengthening of the US$ on net loss	$ (12,153)